UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Third Point LLC
Address: 390 Park Avenue, 18th Floor
         New York, NY  10022

13F File Number:  028-06970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel S. Loeb
Title:     CEO
Phone:     212-224-7400

Signature, Place, and Date of Signing:

 /s/  Daniel S. Loeb     New York, NY     April 09, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $1,405,047 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABRAXAS PETE CORP              COM              003830106     8190  4801054 SH       4801054               4801054        0        0
ADVANCED MICRO DEVICES INC     COM              007903107    20858  2250000 SH       2250000               2250000        0        0
AIRGAS INC                     COM              009363102    58848   925000 SH       925000                 925000        0        0
ALCON INC                      COM SHS          H01301102    36351   225000 SH       225000                 225000        0        0
ALCON INC                      COM SHS          H01301102      560   100000 SH  CALL 200000                 200000        0        0
ALKERMES INC                   COM              01642T108    12970  1000000 SH       1000000               1000000        0        0
ASPEN TECHNOLOGY INC           COM              045327103    51465  5021000 SH       5021000               5021000        0        0
BIOFUEL ENERGY CORP            COM              09064Y109    14762  5578800 SH       5578800               5578800        0        0
BROCADE COMMUNICATIONS SYS I   COM NEW          111621306    22840  4000000 SH       4000000               4000000        0        0
CIT GROUP INC                  COM NEW          125581801    91556  2350000 SH       2350000               2350000        0        0
COCA COLA ENTERPRISES INC      COM              191219104    55375  2002000 SH       2002000               2002000        0        0
DANA HOLDING CORP              COM              235825205     5940   500000 SH       500000                 500000        0        0
DEPOMED INC                    COM              249908104    24104  6790000 SH       6790000               6790000        0        0
DIRECTV                        COM CL A         25490A101    23667   700000 SH       700000                 700000        0        0
EMMIS COMMUNICATIONS CORP      PFD CV SER A     291525202     3216   206000 SH       206000                 206000        0        0
HEALTH NET INC                 COM              42222G108    74610  3000000 SH       3000000               3000000        0        0
KRAFT FOODS INC                CL A             50075N104     8234   272291 SH       272291                 272291        0        0
LEAR CORP                      COM NEW          521865204    23805   300000 SH       300000                 300000        0        0
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104    73440  4800000 SH       4800000               4800000        0        0
LIGAND PHARMACEUTICALS INC     CL B             53220K207     3493  2007378 SH       2007378               2007378        0        0
MACYS INC                      COM              55616P104    13062   600000 SH       600000                 600000        0        0
MADISON SQUARE GARDEN INC      CL A             55826P100    22273  1025000 SH       1025000               1025000        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106    52030  1000000 SH       1000000               1000000        0        0
NABI BIOPHARMACEUTICALS        COM              629519109    32528  5914100 SH       5914100               5914100        0        0
OSI PHARMACEUTICALS INC        COM              671040103    71460  1200000 SH       1200000               1200000        0        0
PALL CORP                      COM              696429307    40490  1000000 SH       1000000               1000000        0        0
PHH CORP                       COM NEW          693320202   106065  4500000 SH       4500000               4500000        0        0
PHILLIPS VAN HEUSEN CORP       COM              718592108    28680   500000 SH       500000                 500000        0        0
PHOENIX COS INC NEW            COM              71902E109     3993  1650000 SH       1650000               1650000        0        0
POPULAR INC                    COM              733174106    36375 12500000 SH       12500000             12500000        0        0
RF MICRODEVICES INC            COM              749941100    24900  5000000 SH       5000000               5000000        0        0
STRATEGIC HOTELS & RESORTS I   COM              86272T106     1700   400000 SH       400000                 400000        0        0
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307    32168   400000 SH       400000                 400000        0        0
TRANSDIGM GROUP INC            COM              893641100    95472  1800000 SH       1800000               1800000        0        0
VANTAGE DRILLING COMPANY       *W EXP 05/24/201 G93205121       55  1875000 SH       1875000               1875000        0        0
VIVUS INC                      COM              928551100     8730  1000000 SH       1000000               1000000        0        0
WALGREEN CO                    COM              931422109    55635  1500000 SH       1500000               1500000        0        0
WASHINGTON POST CO             CL B             939640108    11993    27000 SH       27000                   27000        0        0
WELLPOINT INC                  COM              94973V107    83694  1300000 SH       1300000               1300000        0        0
WELLPOINT INC                  COM              94973V107     1210   200000 SH  CALL 200000                 200000        0        0
XEROX CORP                     COM              984121103    68250  7000000 SH       7000000               7000000        0        0